Loans borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Loans borrowings

Note 10 – Loans borrowings

Short-term borrowings consist of the following:

	As of December 31,
	2024	2023
Trade Financing Facilities	$79,268,515	$24,103,740

Line of Credit

Trade financing facilities is a line of credit facility which bears interest of 5.82% to 8.25% (2023: 8.25%) per annum and the repayment term were up to 90 days (2023: 90 days) from utilization date and is secured by the following:

(i)	Registered legal charge by way of debenture over all the present and future assets, rights interests and undertakings of Tumpuan Megah, a subsidiary;
(ii)	Registered legal charge by way of debenture over all the present and future assets, rights, interests and undertakings of SMF, a subsidiary;
(iii)	Corporate guarantee by the Straits, majority shareholder of the Company;
(iv)	Personal guarantee by Dato’ Sri Kam Choy Ho, director of the Company; and
(v)	Upfront cash and sinking fund placement by Tumpuan Megah and Straits.

Long-term borrowings consist of the following:

	As of December 31,
	2024	2023
Vendor installment loans	$744,480	$2,879,365
Bank term loan	536,592	583,461
Total	1,281,072	3,462,826
Less: current portion of loans payable	(776,753)	(2,909,764)
Long-term debt payable	$504,319	$553,062

Long-term borrowings maturities, excluding finance leases as follows:

For the year ending December 31,
2025	$776,753
2026	33,737
2027	35,269
2028	36,870
2029	38,544
Thereafter	359,899
Total	$1,281,072

Installment Loans

The Company has entered into installment loans for the purchase of vessels, which are used primarily for its bunkering operations. These loans are secured by the vessels acquired and bear fixed repayment schedules over the life of the loan, with periodic payments consisting of both principal and interest components.

As of December 31, 2024, the aggregate outstanding balance of installment loans for the purchase of vessels amounted to $744,480, which shall be settled within 1 year, with interest rates ranging from 5.24% to 7.93%. The Company is in compliance with all covenants and requirements stipulated in the loan agreements. The vessels acquired through these loans are recorded as assets on the Company’s balance sheet and are depreciated over their useful lives.

Interest expenses related to these installment loans are recognized over the life of the loans using the effective interest method.

Term Loan

On June 24, 2022, the Company entered into a facility agreement for a term loan up to SGD824,000 to partially finance the acquisition of leasehold property. The loan is secured by way of legal mortgage over the property and guarantees provided by SMS 1.

Total interest expenses on loans borrowings were $4,594,956, $2,200,755 and $1,947,153 for the years ended December 31, 2024, 2023 and 2022, respectively.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022